SUPPLEMENTARY CASH FLOW INFORMATION - Disclosure of detailed information about non-cash working capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023
Supplementary Cash Flow Information [Abstract]
Amounts receivable, prepaid expenses and other assets	$ 48	$ (172)
Accounts payable and other liabilities	271	(473)
Net change in non-cash working capital	$ 319	$ (645)